Interest rate benchmark reform (Narrative) (Detail) $ in Billions	Dec. 31, 2021 USD ($)
Entity [Table]
Mortgages linked to CHF LIBOR	$ 21
JPY and USD benchmark bonds resettable to LIBOR	3
Multicurrency Loan Commitments	5
UBS AG [Member]
Entity [Table]
Mortgages linked to CHF LIBOR	21
JPY and USD benchmark bonds resettable to LIBOR	3
Multicurrency Loan Commitments	$ 5